EMPLOYEE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2024
Employee benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The changes in the fair value of assets, the employee benefit obligation and the funded status were as follows:

As at	March 31 2024	March 31 2023
Accrued benefit obligations:
Opening balance	$29,162	$32,721
Acquisition of subsidiary	—	1,055
Interest cost	1,015	579
Service cost	610	553
Assumption changes	561	(5,043)
Transfers and benefits paid	(2,590)	(2,111)
Foreign exchange	(376)	1,408
Accrued benefit obligations, ending balance	$28,382	$29,162

Plan assets:
Opening balance	$3,676	$3,589
Interest income included in net interest expense	125	(170)
Company contributions	—	179
Foreign exchange	(4)	78
Plan assets, ending balance	$3,797	$3,676
Employee benefits liability	$24,585	$25,486
Amounts recognized in the consolidated statements of comprehensive income (before tax) were as follows:

As at	March 31 2024	March 31 2023
Total actuarial gains (losses) recognized in OCI	$(561)	$5,043

The significant weighted average annual actuarial assumptions used in measuring the accrued benefit obligation were as follows:

As at	March 31 2024	March 31 2023
Discount rate	3.8%	4.1%
Rate of compensation increase	0.6%	0.4%

Disclosure of sensitivity analysis for actuarial assumptions
As at March 31, 2024, the following quantitative analysis shows changes to the significant actuarial assumptions and the corresponding impact on the accrued benefit obligations:

	Discount rate		Life expectancy
	1% increase	1% decrease	Increase by 1 year	Decrease by 1 year
Accrued benefit obligations	$(2,988)	$2,146	$625	$(638)
The weighted average allocations of plan assets were:

As at	March 31 2024	March 31 2023
Other	100.0%	100.0%

Disclosure of defined benefit plans
The net employee benefits expense included the following components:

Years ended	March 31 2024	March 31 2023
Defined benefit plans
Service cost	$610	$553
Interest cost	1,015	579
	1,625	1,132
Defined contribution plans	9,871	7,250
Net employee benefits expense	$11,496	$8,382